Note 30 - Cash flow disclosures (Tables)	12 Months Ended
Dec. 31, 2025
Note 30 - Cash flow disclosures
Disclosure of detailed information about cash flow disclosures [text block]
		Year ended December 31,
		2025	2024	2023
(i)	Changes in working capital (*)
	Inventories	151,728	184,996	186,903
	Receivables and prepayments, contract assets and current tax assets	(31,509)	(60,456)	64,000
	Trade receivables	25,079	550,334	153,920
	Other liabilities	(20,753)	(100,133)	28,275
	Customer advances	(41,454)	(71,100)	(101,646)
	Trade payables	(35,319)	(216,724)	(149,024)
		47,772	286,917	182,428
(ii)	Income tax accruals less payments
	Tax accrued	500,616	479,680	674,956
	Taxes paid	(531,837)	(702,190)	(818,347)
		(31,221)	(222,510)	(143,391)
(iii)	Interest accruals less payments, net
	Interest accrued, net	(205,305)	(181,107)	(106,612)
	Interest received	226,160	240,809	147,473
	Interest paid	(24,759)	(60,769)	(94,341)
		(3,904)	(1,067)	(53,480)

(*)	Changes in working capital do not include non-cash movements due to the variations in the exchange rates used by subsidiaries with functional currencies different from the U.S. dollar.